SUMMARY OF NON-VESTED STOCK OPTIONS (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Equity [Abstract]
Number of Non-vested Stock Options Outstanding, Outstanding at Beginning of Period	159,542	212,333	212,333
Weighted Average Exercise Price Per Share, Outstanding at Beginning of Period	$ 15.43	$ 15.43	$ 15.43
Weighted Average Remaining Contractual Life (years), Outstanding at Beginning of Period	2 years 6 months 10 days	4 years 3 months 18 days	4 years 3 months 18 days
Number of Non-vested Stock Options Outstanding, Granted		27,417	27,417
Weighted Average Exercise Price Per Share, Granted		$ 30.49	$ 30.86
Weighted Average Remaining Contractual Life (years), Granted		4 years 6 months 10 days	4 years 3 months 10 days
Number of Non-vested Stock Options Outstanding, Vested	(47,690)	(54,835)	(56,875)
Weighted Average Exercise Price Per Share, Vested	$ 12.43	$ 14.96	$ 13.39
Weighted Average Remaining Contractual Life (years), Vested	10 months 9 days	2 years 8 months 26 days	2 years 6 months 10 days
Number of Non-vested Stock Options Outstanding, Forfeited or expired	(56,006)	(23,333)	(23,333)
Weighted Average Exercise Price Per Share, Forfeited or expired	$ 14.57	$ 33.43	$ 33.43
Weighted Average Remaining Contractual Life (years), Forfeited or expired			4 years 2 months 23 days
Number of Non-vested Stock Options Outstanding, Outstanding at End of Period	55,846	161,582	159,542
Weighted Average Exercise Price, Outstanding at End of Period	$ 15.42	$ 14.96	$ 13.39
Weighted Average Remaining Contractual Life (years), Outstanding at End of Period	1 year 10 days	2 years 8 months 26 days	2 years 6 months 10 days
Weighted Average Exercise Price Per Share, Outstanding at Beginning of Period	$ 13.39	$ 15.25	$ 15.25
Weighted Average Remaining Contractual Life (years), Forfeited	2 years 11 months 4 days	4 years 5 months 23 days